Schedule of Investments(a)
November 30, 2021
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–52.68%
Advertising–0.03%
Omnicom Group, Inc.	1,032	$69,464
Aerospace & Defense–0.60%
Boeing Co. (The)(b)	831	164,413
General Dynamics Corp.	899	169,884
L3Harris Technologies, Inc.	498	104,122
Lockheed Martin Corp.	1,030	343,319
Northrop Grumman Corp.	1,126	392,749
TransDigm Group, Inc.(b)	96	55,493
		1,229,980
Agricultural & Farm Machinery–0.43%
Deere & Co.	2,558	883,891
Agricultural Products–0.04%
Archer-Daniels-Midland Co.	1,221	75,958
Air Freight & Logistics–0.18%
Expeditors International of Washington, Inc.	178	21,648
FedEx Corp.	753	173,469
United Parcel Service, Inc., Class B	866	171,788
		366,905
Airlines–0.01%
Southwest Airlines Co.(b)	531	23,576
Alternative Carriers–0.07%
Liberty Global PLC, Class C (United Kingdom)(b)	4,132	110,076
Lumen Technologies, Inc.	2,593	31,998
		142,074
Apparel Retail–0.29%
Ross Stores, Inc.	1,632	178,035
TJX Cos., Inc. (The)	5,961	413,693
		591,728
Apparel, Accessories & Luxury Goods–0.02%
VF Corp.	598	42,895
Application Software–0.81%
Adobe, Inc.(b)	778	521,143
Cadence Design Systems, Inc.(b)	843	149,599
Citrix Systems, Inc.	212	17,051
HubSpot, Inc.(b)	236	190,431
Intuit, Inc.	408	266,138
salesforce.com, inc.(b)	1,030	293,509
Synopsys, Inc.(b)	386	131,626
Workday, Inc., Class A(b)	207	56,766
Zoom Video Communications, Inc., Class A(b)	220	46,510
		1,672,773
Asset Management & Custody Banks–0.47%
Ameriprise Financial, Inc.	134	38,806
Bank of New York Mellon Corp. (The)	2,611	143,057
Shares		Value
Asset Management & Custody Banks–(continued)
BlackRock, Inc.	274	$247,863
Blackstone, Inc., Class A	1,519	214,862
Franklin Resources, Inc.	893	28,933
KKR & Co., Inc., Class A	635	47,276
Northern Trust Corp.	970	112,229
T. Rowe Price Group, Inc.	646	129,168
		962,194
Auto Parts & Equipment–0.09%
Aptiv PLC(b)	1,177	188,732
Automobile Manufacturers–2.04%
Ford Motor Co.	41,600	798,304
General Motors Co.(b)	15,812	915,040
Tesla, Inc.(b)	2,194	2,511,604
		4,224,948
Automotive Retail–0.14%
AutoZone, Inc.(b)	83	150,817
CarMax, Inc.(b)	243	34,324
O’Reilly Automotive, Inc.(b)	177	112,954
		298,095
Biotechnology–1.82%
Amgen, Inc.	2,245	446,486
Biogen, Inc.(b)	756	178,219
BioNTech SE, ADR (Germany)(b)	2,475	870,557
Gilead Sciences, Inc.	8,272	570,189
Incyte Corp.(b)	332	22,483
Moderna, Inc.(b)	4,117	1,450,954
Regeneron Pharmaceuticals, Inc.(b)	179	113,939
Vertex Pharmaceuticals, Inc.(b)	633	118,333
		3,771,160
Broadcasting–0.13%
Fox Corp., Class A	3,643	130,091
ViacomCBS, Inc., Class B	4,402	136,242
		266,333
Building Products–0.38%
Carrier Global Corp.	3,873	209,607
Johnson Controls International PLC	5,370	401,461
Trane Technologies PLC	970	181,050
		792,118
Cable & Satellite–0.63%
Charter Communications, Inc., Class A(b)	577	372,903
Comcast Corp., Class A	16,348	817,073
Liberty Broadband Corp., Class C(b)	201	31,125
Liberty Media Corp.-Liberty SiriusXM, Class C(b)	692	33,860
Sirius XM Holdings, Inc.	7,243	44,182
		1,299,143
Casinos & Gaming–0.01%
DraftKings, Inc., Class A(b)	653	22,561

See accompanying notes which are an integral part of this schedule.
Invesco Income Advantage U.S. Fund

Shares		Value
Commodity Chemicals–0.11%
Dow, Inc.	2,597	$142,653
LyondellBasell Industries N.V., Class A	992	86,433
		229,086
Communications Equipment–0.60%
Arista Networks, Inc.(b)	712	88,331
Cisco Systems, Inc.	19,846	1,088,354
Motorola Solutions, Inc.	243	61,523
		1,238,208
Computer & Electronics Retail–0.05%
Best Buy Co., Inc.	951	101,624
Construction Machinery & Heavy Trucks–0.32%
Caterpillar, Inc.	2,250	435,037
Cummins, Inc.	622	130,465
PACCAR, Inc.	1,187	99,020
		664,522
Construction Materials–0.07%
Martin Marietta Materials, Inc.	177	71,421
Vulcan Materials Co.	359	68,799
		140,220
Consumer Electronics–0.05%
Garmin Ltd.	763	101,891
Consumer Finance–0.53%
American Express Co.	1,865	284,039
Capital One Financial Corp.	2,746	385,895
Discover Financial Services	1,540	166,089
Synchrony Financial	5,597	250,690
		1,086,713
Copper–0.26%
Freeport-McMoRan, Inc.	14,291	529,910
Data Processing & Outsourced Services–0.95%
Automatic Data Processing, Inc.	1,763	407,059
Fidelity National Information Services, Inc.	2,002	209,209
Fiserv, Inc.(b)	1,463	141,209
FleetCor Technologies, Inc.(b)	101	20,920
Global Payments, Inc.	333	39,640
Paychex, Inc.	881	105,015
PayPal Holdings, Inc.(b)	1,716	317,271
Square, Inc., Class A(b)	834	173,747
Visa, Inc., Class A	2,841	550,501
		1,964,571
Distillers & Vintners–0.05%
Brown-Forman Corp., Class B	291	20,475
Constellation Brands, Inc., Class A	389	87,653
		108,128
Distributors–0.05%
Genuine Parts Co.	835	106,663
Diversified Banks–1.63%
Bank of America Corp.	9,004	400,408
Citigroup, Inc.	9,809	624,833
JPMorgan Chase & Co.	11,131	1,767,937
U.S. Bancorp	3,524	195,018
Shares		Value
Diversified Banks–(continued)
Wells Fargo & Co.	7,984	$381,476
		3,369,672
Drug Retail–0.06%
Walgreens Boots Alliance, Inc.	2,892	129,562
Electric Utilities–0.80%
American Electric Power Co., Inc.	864	70,027
Duke Energy Corp.	2,849	276,382
Entergy Corp.	604	60,605
Eversource Energy	1,236	101,686
Exelon Corp.	1,843	97,181
FirstEnergy Corp.	2,080	78,333
NextEra Energy, Inc.	5,586	484,753
PPL Corp.	4,005	111,459
Southern Co. (The)	4,691	286,620
Xcel Energy, Inc.	1,396	88,967
		1,656,013
Electrical Components & Equipment–0.33%
AMETEK, Inc.	295	40,267
Eaton Corp. PLC	1,985	321,689
Emerson Electric Co.	2,667	234,269
Rockwell Automation, Inc.	233	78,335
		674,560
Electronic Components–0.13%
Amphenol Corp., Class A	1,489	119,983
Corning, Inc.	3,774	139,978
		259,961
Electronic Equipment & Instruments–0.15%
Keysight Technologies, Inc.(b)	558	108,520
Zebra Technologies Corp., Class A(b)	330	194,297
		302,817
Electronic Manufacturing Services–0.08%
TE Connectivity Ltd.	1,060	163,166
Environmental & Facilities Services–0.17%
Republic Services, Inc.	796	105,279
Waste Connections, Inc.	460	61,207
Waste Management, Inc.	1,192	191,519
		358,005
Fertilizers & Agricultural Chemicals–0.08%
Corteva, Inc.	3,728	167,760
Financial Exchanges & Data–0.49%
CME Group, Inc., Class A	665	146,646
Intercontinental Exchange, Inc.	1,560	203,923
MarketAxess Holdings, Inc.	72	25,394
Moody’s Corp.	188	73,441
MSCI, Inc.	207	130,296
Nasdaq, Inc.	405	82,308
S&P Global, Inc.	751	342,253
		1,004,261
Food Distributors–0.05%
Sysco Corp.	1,513	105,971
See accompanying notes which are an integral part of this schedule.
Invesco Income Advantage U.S. Fund

Shares		Value
Food Retail–0.11%
Kroger Co. (The)	5,403	$224,387
Footwear–0.15%
NIKE, Inc., Class B	1,777	300,739
General Merchandise Stores–0.44%
Dollar General Corp.	1,208	267,331
Dollar Tree, Inc.(b)	487	65,175
Target Corp.	2,325	566,928
		899,434
Gold–0.05%
Newmont Corp.	1,721	94,517
Health Care Distributors–0.09%
AmerisourceBergen Corp.	213	24,655
Cardinal Health, Inc.	539	24,918
McKesson Corp.	585	126,804
		176,377
Health Care Equipment–0.77%
Abbott Laboratories	3,178	399,697
Baxter International, Inc.	1,212	90,379
Becton, Dickinson and Co.	755	179,041
Boston Scientific Corp.(b)	3,056	116,342
Edwards Lifesciences Corp.(b)	673	72,220
IDEXX Laboratories, Inc.(b)	207	125,870
Intuitive Surgical, Inc.(b)	284	92,112
Medtronic PLC	2,147	229,085
ResMed, Inc.	321	81,807
Stryker Corp.	886	209,654
		1,596,207
Health Care Facilities–0.14%
HCA Healthcare, Inc.	1,237	279,055
Health Care REITs–0.16%
Ventas, Inc.	1,718	80,609
Welltower, Inc.	3,197	254,545
		335,154
Health Care Services–0.52%
Cigna Corp.	1,758	337,360
CVS Health Corp.	4,919	438,086
Laboratory Corp. of America Holdings(b)	549	156,646
Quest Diagnostics, Inc.	1,025	152,397
		1,084,489
Health Care Supplies–0.16%
Align Technology, Inc.(b)	548	335,118
Health Care Technology–0.05%
Cerner Corp.	1,519	107,014
Home Improvement Retail–1.05%
Home Depot, Inc. (The)	4,373	1,751,868
Lowe’s Cos., Inc.	1,682	411,400
		2,163,268
Homebuilding–0.13%
D.R. Horton, Inc.	814	79,528
Shares		Value
Homebuilding–(continued)
Lennar Corp., Class A	1,892	$198,754
		278,282
Hotels, Resorts & Cruise Lines–0.24%
Booking Holdings, Inc.(b)	51	107,194
Carnival Corp.(b)	3,634	64,031
Expedia Group, Inc.(b)	830	133,705
Hilton Worldwide Holdings, Inc.(b)	485	65,509
Marriott International, Inc., Class A(b)	912	134,575
		505,014
Household Products–0.80%
Clorox Co. (The)	384	62,534
Colgate-Palmolive Co.	2,868	215,157
Kimberly-Clark Corp.	1,153	150,248
Procter & Gamble Co. (The)	8,549	1,236,015
		1,663,954
Hypermarkets & Super Centers–0.78%
Costco Wholesale Corp.	1,629	878,650
Walmart, Inc.	5,277	742,105
		1,620,755
Industrial Conglomerates–0.89%
3M Co.	1,725	293,319
General Electric Co.	9,271	880,652
Honeywell International, Inc.	2,646	535,127
Roper Technologies, Inc.	292	135,532
		1,844,630
Industrial Gases–0.17%
Air Products and Chemicals, Inc.	356	102,329
Linde PLC (United Kingdom)	800	254,512
		356,841
Industrial Machinery–0.39%
Dover Corp.	559	91,592
Fortive Corp.	1,241	91,673
Illinois Tool Works, Inc.	763	177,131
Otis Worldwide Corp.	1,627	130,811
Parker-Hannifin Corp.	684	206,609
Stanley Black & Decker, Inc.	619	108,176
		805,992
Industrial REITs–0.16%
Prologis, Inc.	2,200	331,650
Insurance Brokers–0.32%
Aon PLC, Class A	791	233,954
Arthur J. Gallagher & Co.	586	95,459
Marsh & McLennan Cos., Inc.	1,735	284,575
Willis Towers Watson PLC	226	51,040
		665,028
Integrated Oil & Gas–0.22%
Exxon Mobil Corp.	5,839	349,406
Occidental Petroleum Corp.	3,582	106,206
		455,612
Integrated Telecommunication Services–1.39%
AT&T, Inc.	40,802	931,510
See accompanying notes which are an integral part of this schedule.
Invesco Income Advantage U.S. Fund

Shares		Value
Integrated Telecommunication Services–(continued)
Verizon Communications, Inc.	38,754	$1,948,163
		2,879,673
Interactive Home Entertainment–0.08%
Activision Blizzard, Inc.	1,151	67,449
Electronic Arts, Inc.	851	105,711
		173,160
Interactive Media & Services–4.54%
Alphabet, Inc., Class A(b)	2,223	6,308,763
Meta Platforms, Inc., Class A(b)	6,534	2,120,022
Pinterest, Inc., Class A(b)	7,460	298,848
Snap, Inc., Class A(b)	11,527	548,800
Twitter, Inc.(b)	2,529	111,124
		9,387,557
Internet & Direct Marketing Retail–0.81%
Amazon.com, Inc.(b)	397	1,392,307
eBay, Inc.	2,570	173,372
MercadoLibre, Inc. (Argentina)(b)	91	108,145
		1,673,824
Internet Services & Infrastructure–0.13%
Akamai Technologies, Inc.(b)	714	80,468
Twilio, Inc., Class A(b)	324	92,712
VeriSign, Inc.(b)	360	86,368
		259,548
Investment Banking & Brokerage–0.60%
Charles Schwab Corp. (The)	3,897	301,589
Goldman Sachs Group, Inc. (The)	1,561	594,725
Morgan Stanley	3,584	339,835
		1,236,149
IT Consulting & Other Services–0.77%
Accenture PLC, Class A	2,776	992,142
Cognizant Technology Solutions Corp., Class A	2,066	161,107
EPAM Systems, Inc.(b)	118	71,809
International Business Machines Corp.	3,108	363,947
Kyndryl Holdings, Inc.(b)	621	9,812
		1,598,817
Leisure Products–0.01%
Peloton Interactive, Inc., Class A(b)	457	20,108
Life & Health Insurance–0.32%
Aflac, Inc.	3,866	209,305
MetLife, Inc.	5,291	310,370
Principal Financial Group, Inc.	809	55,481
Prudential Financial, Inc.	814	83,240
		658,396
Life Sciences Tools & Services–0.72%
Agilent Technologies, Inc.	1,159	174,893
Danaher Corp.	798	256,669
Illumina, Inc.(b)	165	60,280
IQVIA Holdings, Inc.(b)	317	82,144
Mettler-Toledo International, Inc.(b)	102	154,441
Thermo Fisher Scientific, Inc.	1,027	649,916
Shares		Value
Life Sciences Tools & Services–(continued)
Waters Corp.(b)	312	$102,358
		1,480,701
Managed Health Care–0.90%
Anthem, Inc.	1,219	495,194
Centene Corp.(b)	2,949	210,588
Humana, Inc.	331	138,924
UnitedHealth Group, Inc.	2,267	1,007,047
		1,851,753
Metal & Glass Containers–0.02%
Ball Corp.	427	39,903
Movies & Entertainment–0.32%
Roku, Inc.(b)	1,120	254,923
Walt Disney Co. (The)(b)	2,804	406,300
		661,223
Multi-line Insurance–0.09%
American International Group, Inc.	1,113	58,544
Hartford Financial Services Group, Inc. (The)	1,791	118,385
		176,929
Multi-Sector Holdings–1.16%
Berkshire Hathaway, Inc., Class B(b)	8,681	2,401,946
Multi-Utilities–0.49%
Ameren Corp.	714	58,255
CMS Energy Corp.	1,592	93,689
Consolidated Edison, Inc.	1,202	93,323
Dominion Energy, Inc.	2,710	192,952
DTE Energy Co.	1,339	145,067
Public Service Enterprise Group, Inc.	2,811	175,660
Sempra Energy	798	95,656
WEC Energy Group, Inc.	1,891	164,385
		1,018,987
Office REITs–0.09%
Alexandria Real Estate Equities, Inc.	875	175,061
Orion Office REIT, Inc.(b)	99	1,759
		176,820
Oil & Gas Equipment & Services–0.05%
Baker Hughes Co., Class A	2,341	54,639
Schlumberger N.V.	1,910	54,779
		109,418
Oil & Gas Exploration & Production–0.32%
ConocoPhillips	3,565	250,014
EOG Resources, Inc.	3,265	284,055
Hess Corp.	762	56,784
Pioneer Natural Resources Co.	397	70,793
		661,646
Oil & Gas Refining & Marketing–0.12%
Marathon Petroleum Corp.	2,024	123,160
Phillips 66	686	47,451
Valero Energy Corp.	1,241	83,073
		253,684
See accompanying notes which are an integral part of this schedule.
Invesco Income Advantage U.S. Fund

Shares		Value
Oil & Gas Storage & Transportation–0.31%
Cheniere Energy, Inc.	999	$104,705
DT Midstream, Inc.(b)	669	30,687
Kinder Morgan, Inc.	17,686	273,426
ONEOK, Inc.	3,040	181,914
Williams Cos., Inc. (The)	2,089	55,964
		646,696
Packaged Foods & Meats–0.35%
Conagra Brands, Inc.	1,005	30,703
General Mills, Inc.	1,890	116,745
Hershey Co. (The)	432	76,676
Hormel Foods Corp.	928	38,419
JM Smucker Co. (The)	526	66,523
Kellogg Co.	779	47,659
Kraft Heinz Co. (The)	3,418	114,879
Mondelez International, Inc., Class A	1,885	111,102
Tyson Foods, Inc., Class A	1,411	111,413
		714,119
Paper Packaging–0.09%
Amcor PLC	4,045	45,789
International Paper Co.	3,063	139,428
		185,217
Paper Products–0.00%
Sylvamo Corp.(b)	278	8,418
Personal Products–0.15%
Estee Lauder Cos., Inc. (The), Class A	923	306,501
Pharmaceuticals–1.65%
Bristol-Myers Squibb Co.	2,697	144,640
Eli Lilly and Co.	2,330	577,933
Johnson & Johnson	5,477	854,029
Merck & Co., Inc.	10,632	796,443
Pfizer, Inc.	14,740	791,980
Royalty Pharma PLC, Class A	1,232	48,997
Zoetis, Inc.	918	203,833
		3,417,855
Property & Casualty Insurance–0.58%
Allstate Corp. (The)	2,204	239,619
Chubb Ltd.	2,372	425,703
Markel Corp.(b)	56	66,910
Progressive Corp. (The)	2,408	223,799
Travelers Cos., Inc. (The)	1,623	238,500
		1,194,531
Railroads–0.56%
CSX Corp.	10,917	378,383
Kansas City Southern	481	139,899
Norfolk Southern Corp.	833	220,970
Union Pacific Corp.	1,784	420,382
		1,159,634
Real Estate Services–0.13%
CBRE Group, Inc., Class A(b)	2,142	204,711
Zillow Group, Inc., Class C(b)	1,301	70,605
		275,316
Shares		Value
Regional Banks–0.41%
Fifth Third Bancorp	2,565	$108,115
First Republic Bank	183	38,368
KeyCorp	2,938	65,929
M&T Bank Corp.	446	65,388
PNC Financial Services Group, Inc. (The)	610	120,170
Regions Financial Corp.	4,562	103,785
SVB Financial Group(b)	246	170,313
Truist Financial Corp.	2,954	175,202
		847,270
Research & Consulting Services–0.12%
CoStar Group, Inc.(b)	488	37,947
Equifax, Inc.	171	47,649
IHS Markit Ltd.	504	64,421
Verisk Analytics, Inc.	481	108,163
		258,180
Residential REITs–0.15%
AvalonBay Communities, Inc.	406	96,981
Equity Residential	1,348	114,998
Essex Property Trust, Inc.	276	93,686
		305,665
Restaurants–0.54%
McDonald’s Corp.	2,048	500,941
Starbucks Corp.	5,067	555,546
Yum! Brands, Inc.	416	51,101
		1,107,588
Retail REITs–0.13%
Realty Income Corp.	997	67,716
Simon Property Group, Inc.	1,339	204,653
		272,369
Semiconductor Equipment–1.14%
Applied Materials, Inc.	10,075	1,482,939
KLA Corp.	759	309,771
Lam Research Corp.	834	566,995
		2,359,705
Semiconductors–2.90%
Analog Devices, Inc.	1,098	197,914
Broadcom, Inc.	1,731	958,420
Intel Corp.	22,204	1,092,437
Marvell Technology, Inc.	1,403	99,852
Microchip Technology, Inc.	1,651	137,743
Micron Technology, Inc.	10,019	841,596
NVIDIA Corp.	2,339	764,292
QUALCOMM, Inc.	4,083	737,226
Skyworks Solutions, Inc.	598	90,693
Texas Instruments, Inc.	5,158	992,244
Xilinx, Inc.	353	80,643
		5,993,060
Soft Drinks–0.34%
Coca-Cola Co. (The)	5,791	303,738
Monster Beverage Corp.(b)	492	41,220
PepsiCo, Inc.	2,264	361,742
		706,700
See accompanying notes which are an integral part of this schedule.
Invesco Income Advantage U.S. Fund

Shares		Value
Specialized REITs–0.83%
American Tower Corp.	1,858	$487,688
Crown Castle International Corp.	1,239	225,064
Digital Realty Trust, Inc.	839	140,734
Equinix, Inc.	260	211,172
Public Storage	586	191,845
SBA Communications Corp., Class A	955	328,329
Weyerhaeuser Co.	3,695	138,969
		1,723,801
Specialty Chemicals–0.44%
Celanese Corp.	483	73,107
DuPont de Nemours, Inc.	2,982	220,549
Ecolab, Inc.	619	137,090
PPG Industries, Inc.	917	141,374
Sherwin-Williams Co. (The)	1,031	341,508
		913,628
Specialty Stores–0.05%
Ulta Beauty, Inc.(b)	281	107,890
Steel–0.10%
Nucor Corp.	1,961	208,376
Systems Software–2.63%
Crowdstrike Holdings, Inc., Class A(b)	1,181	256,442
Fortinet, Inc.(b)	549	182,329
Microsoft Corp.	10,773	3,561,446
Oracle Corp.	12,050	1,093,417
Palo Alto Networks, Inc.(b)	95	51,959
ServiceNow, Inc.(b)	231	149,619
VMware, Inc., Class A	1,147	133,901
		5,429,113
Technology Distributors–0.08%
CDW Corp.	920	174,211
Technology Hardware, Storage & Peripherals–2.52%
Apple, Inc.	24,209	4,001,748
Dell Technologies, Inc., Class C(b)	1,982	111,923
Hewlett Packard Enterprise Co.	12,546	180,035
HP, Inc.	11,821	417,045
NetApp, Inc.	1,873	166,472
Seagate Technology Holdings PLC	2,197	225,566
Western Digital Corp.(b)	1,944	112,441
		5,215,230
Tobacco–0.19%
Altria Group, Inc.	4,405	187,829
Philip Morris International, Inc.	2,281	196,029
		383,858
Trading Companies & Distributors–0.04%
Fastenal Co.	662	39,171
W.W. Grainger, Inc.	81	38,994
		78,165
Trucking–0.15%
Old Dominion Freight Line, Inc.	177	62,865
Uber Technologies, Inc.(b)	6,677	253,726
		316,591
Shares		Value
Water Utilities–0.12%
American Water Works Co., Inc.	1,457	$245,606
Wireless Telecommunication Services–0.06%
T-Mobile US, Inc.(b)	1,139	123,935
Total Common Stocks & Other Equity Interests (Cost $102,273,960)		108,910,799
Principal Amount
Equity Linked Notes–31.09%
Diversified Banks–20.34%
BNP Paribas Issuance B.V. (France),
21.78%, 12/14/2021(c)	$2,921,000	2,814,253
20.63%, 12/22/2021(c)	2,868,000	2,742,408
22.83%, 12/27/2021(c)	2,916,000	2,775,547
Canadian Imperial Bank of Commerce (Canada),
Series YD01, 21.60%, 12/03/2021(c)	2,925,000	2,911,075
Series 1, 21.25%, 12/08/2021(c)	2,885,000	2,813,687
HSBC Bank USA N.A.,
Series 16, 22.53%, 12/02/2021	2,886,000	2,903,350
Series MTQM, 22.36%, 12/20/2021(c)	2,843,000	2,734,828
Series NCD2, 21.22%, 12/28/2021(c)	2,864,000	2,728,900
Series E129, 20.68%, 01/12/2022(c)	2,931,000	2,843,978
JPMorgan Chase Bank N.A.,
Series DMAD, 23.85%, 01/07/2022(c)	2,938,000	2,804,665
25.03%, 01/13/2022(c)	2,990,000	2,990,000
Royal Bank of Canada (Canada),
Conv., 20.62%, 12/15/2021(c)	2,912,000	2,833,686
21.04%, 12/21/2021(c)	2,866,000	2,743,562
Toronto-Dominion Bank (The) (Canada), 22.23%, 12/01/2021	2,881,000	2,895,953
UBS AG (Switzerland), 24.63%, 12/10/2021(c)	2,634,000	2,509,393
		42,045,285
Diversified Capital Markets–3.94%
Credit Suisse AG (Switzerland),
Series GAN0, 26.30%, 12/09/2021(c)	2,633,000	2,531,763
Series EMTZ, 24.20%, 12/13/2021(c)	2,925,000	2,812,838
Series N102, 19.50%, 01/10/2022(c)	2,971,000	2,813,157
		8,157,758
Investment Banking & Brokerage–6.81%
GS Finance Corp.,
Series DN2J, 21.38%, 12/16/2021(c)	2,947,000	2,859,870
Series F0U1, 22.88%, 12/23/2021(c)	2,866,000	2,720,610
See accompanying notes which are an integral part of this schedule.
Invesco Income Advantage U.S. Fund

Principal Amount		Value
Investment Banking & Brokerage–(continued)
Morgan Stanley Finance LLC,
Series DNDF, 21.76%, 12/07/2021(c)	$2,903,000	$2,858,395
Series GB0W, 21.89%, 12/17/2021(c)	2,877,000	2,777,282
Series 2, 19.65%, 01/11/2022(c)	2,954,000	2,873,120
		14,089,277
Total Equity Linked Notes (Cost $66,336,000)		64,292,320
Shares
Money Market Funds–22.57%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)(e)	16,392,483	16,392,483
Shares		Value
Money Market Funds–(continued)
Invesco Liquid Assets Portfolio, Institutional Class, 0.01%(d)(e)	11,532,062	$11,535,522
Invesco Treasury Portfolio, Institutional Class, 0.01%(d)(e)	18,734,267	18,734,267
Total Money Market Funds (Cost $46,662,993)		46,662,272
TOTAL INVESTMENTS IN SECURITIES–106.34% (Cost $215,272,953)		219,865,391
OTHER ASSETS LESS LIABILITIES—(6.34)%		(13,111,931)
NET ASSETS–100.00%		$206,753,460
Investment Abbreviations:
ADR	– American Depositary Receipt
Conv.	– Convertible
REIT	– Real Estate Investment Trust
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2021 was $58,493,017, which represented 28.29% of the Fund’s Net Assets.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2021.

	Value August 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value November 30, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$14,010,732	$9,770,748	$(7,388,997)	$-	$-	$16,392,483	$1,034
Invesco Liquid Assets Portfolio, Institutional Class	9,842,452	6,972,197	(5,277,856)	(721)	(550)	11,535,522	287
Invesco Treasury Portfolio, Institutional Class	16,012,265	11,166,569	(8,444,567)	-	-	18,734,267	466
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	285,777	621,240	(907,017)	-	-	-	2*
Invesco Private Prime Fund	666,814	1,718,869	(2,385,644)	-	(39)	-	29*
Total	$40,818,040	$30,249,623	$(24,404,081)	$(721)	$(589)	$46,662,272	$1,818

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of November 30, 2021.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Income Advantage U.S. Fund

Notes to Quarterly Schedule of Portfolio Holdings
November 30, 2021
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of November 30, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$108,910,799	$—	$—	$108,910,799
Equity Linked Notes	—	64,292,320	—	64,292,320
Money Market Funds	46,662,272	—	—	46,662,272
Total Investments	$155,573,071	$64,292,320	$—	$219,865,391
Invesco Income Advantage U.S. Fund